FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Jan. 31, 2020 USD ($)
FINANCIAL RISK MANAGEMENT [abstract]
Percentage of change in exchange rate	1.00%
Comprehensive loss due to change in exchange rate	$ 32,000